Statement of Cash Flows	6 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (812,495)
Interest earned on cash equivalents held in Trust Account	(4,533)
Changes in operating assets and liabilities:
Prepaid expenses	(125,948)
Accounts payable	3,653
Franchise tax payable	100,324
Accrued expenses	422,588
Net cash used in operating activities	(416,411)
Cash Flows from Investing Activities
Cash deposited in Trust Account	(120,750,000)
Net cash used in investing activities	(120,750,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000
Proceeds from note payable to related party	200,000
Repayment of note payable to related party	(200,000)
Proceeds received from initial public offering, gross	120,750,000
Proceeds received from private placement	4,415,000
Offering costs paid	(2,811,505)
Net cash provided by financing activities	122,378,495
Net increase in cash	1,212,084
Cash - beginning of the period
Cash - end of the period	1,212,084
Supplemental disclosure of noncash activities:
Offering costs included in accounts payable	1,000
Offering costs included in accrued expenses	70,000
Deferred underwriting commissions in connection with the initial public offering	4,226,250
Initial value of Class A common stock subject to possible redemption	113,053,770
Change in value of Class A common stock subject to possible redemption	$ (785,030)